DWS Tax-Exempt Portfolio Performance Management - DWS Tax Expt Cash Prmr Shrs [Member] - DWS Tax-Exempt Portfolio	Jul. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	How a fund's returns vary from year to year can give an idea of its risk. Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. The 7-day yield, which is often referred to as the “current yield,” is the income generated by the fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. For more recent performance figures and the current yield, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.
Performance Past Does Not Indicate Future [Text]	 Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	How a fund's returns vary from year to year can give an idea of its risk.
Bar Chart Narrative [Text Block]	Returns for other classes were different and are not shown here.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS (%) (DWS Tax-Exempt Cash Premier Shares)
Bar Chart Closing [Text Block]	ReturnsPeriod endingBest Quarter0.85%June 30, 2024Worst Quarter0.00%March 31, 2021Year-to-Date1.02%June 30, 2026
Performance Table Heading	Average Annual Total Returns <br/>(For periods ended 12/31/2025 expressed as a %) (DWS Tax-Exempt Cash Premier Shares)
Performance Table Closing [Text Block]	Total returns would have been lower if operating expenses had not been reduced.For more recent performance information, contact the financial services firm from which you obtained this prospectus.
Performance Availability Website Address [Text]	dws.com
DWS Tax-Exempt Cash Premier Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	1.02%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	0.85%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021